Schedule for payable to redeemable non-controlling interests (Details) $ in Thousands, ¥ in Millions	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Noncontrolling Interest [Abstract]
Payable to redeemable non-controlling interests	$ 16,616	$ 14,893	$ 15,200	¥ 106.4